Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,119,756	¥ 1,283,313
Available-for-sale securities, Gross unrealized gains	51,905	81,231
Available-for-sale securities, Gross unrealized losses	(6,244)	(16,654)
Available-for-sale securities, Fair value	1,165,417	1,347,890
Held-to-maturity securities, Amortized cost	114,400	114,858
Held-to-maturity securities, Fair value	139,723
Amortized cost	1,234,156	1,398,171
Gross unrealized gains	77,228	111,893
Gross unrealized losses	(6,244)	(16,654)
Fair value	1,305,140	1,493,410
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,400	114,858
Held-to-maturity securities, Gross unrealized gains	25,323	30,662
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	139,723	145,520
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	334,117	464,854
Available-for-sale securities, Gross unrealized gains	12,321	32,501
Available-for-sale securities, Gross unrealized losses	(826)	0
Available-for-sale securities, Fair value	345,612	497,355
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	166,789	165,465
Available-for-sale securities, Gross unrealized gains	3,034	4,106
Available-for-sale securities, Gross unrealized losses	(1,001)	(37)
Available-for-sale securities, Fair value	168,822	169,534
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	393,021	403,349
Available-for-sale securities, Gross unrealized gains	3,606	7,443
Available-for-sale securities, Gross unrealized losses	(2,983)	(13)
Available-for-sale securities, Fair value	393,644	410,779
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	1,077	3,422
Available-for-sale securities, Gross unrealized gains	10	39
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value	1,087	3,461
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	95,700	97,692
Available-for-sale securities, Gross unrealized gains	3,359	1,906
Available-for-sale securities, Gross unrealized losses	(558)	(2,412)
Available-for-sale securities, Fair value	98,501	97,186
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	61,138	63,079
Available-for-sale securities, Gross unrealized gains	3,957	1,744
Available-for-sale securities, Gross unrealized losses	(378)	(6,593)
Available-for-sale securities, Fair value	64,717	58,230
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	67,914	85,452
Available-for-sale securities, Gross unrealized gains	25,618	33,492
Available-for-sale securities, Gross unrealized losses	(498)	(7,599)
Available-for-sale securities, Fair value	¥ 93,034	¥ 111,345